SHARE-BASED PAYMENTS - Narrative (Details) $ in Millions		12 Months Ended
	Jan. 31, 2024 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments | $		$ 21.3	$ 46.0	$ 0.0
Number of shares authorized (in shares)		2,495,175,000
Time vested options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.35
Group performance based options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.65
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.030
Vesting term		5 years
Remaining contractual life of outstanding shares		5 years	6 years	7 years
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of option granted		0.012
Vesting term		3 years
Omnibus Incentive Plan 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	39,159,968	38,183,110